WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 58.5%	Shares	Value
Invesco Senior Loan ETF	875,565	$ 18,299,309
iShares 0-5 Year High Yield Corporate Bond ETF	225,000	9,391,500
iShares U.S. Fallen Angels Bond ETF	497,000	12,839,995
SPDR® Bloomberg Short Term High Yield Bond ETF	375,000	9,296,250
VanEck Fallen Angel High Yield Bond ETF	457,000	12,880,545
Xtrackers USD High Yield Corporate Bond ETF	550,000	19,107,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $80,321,157)		$ 81,814,599

OPEN-END FUNDS - 38.6%	Shares	Value
AB High Income Fund - Advisor Class	571,979	$ 3,837,982
American High-Income Trust - Class F-2	44,593	410,258
BlackRock High Yield Bond Fund - Institutional Class	79,834	546,062
BrandywineGLOBAL High Yield Fund - Class IS	53,043	522,469
Federated Hermes Institutional High Yield Bond Fund - Institutional Shares	2	13
Fidelity Advisor Floating Rate High Income Fund - Class I	494,303	4,552,528
Fidelity Capital & Income Fund	307,658	2,895,064
Franklin High Income Fund - Advisor Class	2,167,543	3,598,121
Guggenheim Floating Rate Strategies Fund - Institutional Class	186,153	4,543,991
Janus Henderson High-Yield Fund - Class N	22,748	159,694
Lord Abbett Floating Rate Fund - Class I	564,048	4,557,506
Lord Abbett High Yield Fund - Class I	39,687	244,472
MainStay MacKay High Yield Corporate Bond Fund - Class I	259,354	1,309,738
MainStay MacKay Short Duration High Yield Fund - Class I	800,109	7,473,022
MFS High Income Fund - Institutional Class	4	12
Neuberger Berman High Income Bond Fund - Institutional Class	2	14
Osterweis Strategic Income Fund - Class I	705,483	7,612,167
PGIM High Yield Fund - Class Z	4	20
PIMCO High Yield Spectrum Fund - Institutional Class	122,384	1,069,640
T Rowe Price Floating Rate Fund - Class I	495,486	4,563,429
TIAA-CREF High-Yield Fund - Institutional Class	365,855	3,084,161
Transamerica High Yield Bond - Class I	2	13
Vanguard High-Yield Corporate Fund - Admiral Shares	568,517	2,996,084
TOTAL OPEN-END FUNDS (Cost $53,312,514)		$ 53,976,460

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.24% (a)	772,662	$ 772,662
First American Treasury Obligations Fund - Class Z, 5.24% (a)	1,039,004	1,039,004
Invesco Treasury Portfolio - Institutional Class, 5.28% (a)	2,018,535	2,018,535
TOTAL MONEY MARKET FUNDS (Cost $3,830,201)		$ 3,830,201

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $137,463,872)		$ 139,621,260

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		242,963

NET ASSETS - 100.0%		$ 139,864,223

(a)	The rate shown is the 7-day effective yield as of November 30, 2023.